INCOME TAX EXPENSE/(CREDIT) - Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX EXPENSE CREDIT [Abstract]
Loss before taxation	¥ (193,062)	¥ (9,445)	¥ (418,465)
Tax calculated at a tax rate of 25%	(48,266)	(2,361)	(104,616)
Tax effect on non-deductible expenses	0
Tax effect on different tax rates of group entities operating in other jurisdictions	1,607	842	588
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	0		20,191
Impairment losses on land use right that are not tax deductible	0		1,064
Inventory provision (reversal) that are not tax deductible (taxable)	(575)	(14,192)	13,993
Bad debt allowance that are not tax deductible	37,567	17,165	79,057
Depreciation and amortization adjustments that are not tax deductible	(14,757)	(18,050)	(15,890)
Other	0	29
Lease charge under IFRS 16	282
Net operating losses not recognized to deferred tax assets	24,175	16,623	5,822
Tax per financial statements	¥ 33	¥ 56	¥ 209